Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of derivative liabilities

	Convertible notes	Private warrants	Public warrants	Total derivative liabilities
	€’000	€’000	€’000	€’000
Balance at 1 January 2026	20	161	-	181
Fair value gain recognised in profit or loss	(12)	-	-	(12)
Balance at 30 June 2026	8	161	-	169